Trade, other payables and provisions (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Disclosure Of Detailed Information Of Trade And Other Payables [table text block]
	At 31 December
(in USD million)	2019	2018

Trade payables	3,047	2,532
Non-trade payables and accrued expenses	2,405	2,604
Joint venture payables	2,628	2,254
Payables to equity accounted associated companies and other related parties	947	725

Total financial trade and other payables	9,027	8,115
Current portion of provisions and other non-financial payables	1,423	255

Trade, other payables and provisions	10,450	8,369